Organization and Background	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Organization and Background

Formation and Former Business

The Company was incorporated in Delaware in July 1994 and had no operating business or full-time employees from December 1996 to 2000, when it acquired all of the outstanding Common Stock of Oaktree Systems, Inc. (“Oaktree”). Through Oaktree, the Company provided cost effective marketing solutions to organizations needing sophisticated information management tools. In December 2007, Marketing Data, Inc. acquired an 80% interest in Oaktree for $1 and the Company’s ownership interest in Oaktree was reduced to 20% of Oaktree’s outstanding Common Stock. On October 24, 2010, Oaktree repurchased the Company’s remaining 20% interest in Oaktree for $0.10. As a result, Marketing Data, Inc. owned 100% of the outstanding Common Stock of Oaktree. After the disposition of the Company’s interest in Oaktree and prior to the Recapitalization, the Company was not active and had no operating business. After the disposition of the Oaktree interest, the Company began to explore the redeployment of its existing assets by identifying and merging with or investing in one or more operating businesses. The Board of Directors approved the Recapitalization effecting such change.

The Recapitalization

As previously disclosed, on February 7, 2011, Function(x) Inc. (formerly Gateway Industries, Inc., the “Company”) entered into the Agreement and Plan of Recapitalization (the “Recapitalization Agreement”) by and among the Company, Sillerman Investment Company LLC, a Delaware limited liability company (“Sillerman”), and EMH Howard LLC, a New York limited liability company (“EMH Howard”).

Pursuant to the Recapitalization Agreement, Sillerman, together with other investors approved by Sillerman, invested in the Company by acquiring 120,000,000 newly issued shares of common stock of the Company in a private placement transaction at a price of $0.03 per share (on a post-split basis as described below), as a result of which Sillerman and the other investors acquired approximately 99% of the outstanding shares of common stock, with Sillerman (together with Robert F.X. Sillerman personally) directly or indirectly beneficially owning more than a majority of the outstanding shares of common stock. Upon consummation, the proceeds of the private placement of $3,600 ($220 in cash and $3,380 in five-year promissory notes with interest accruing at the annual rate equal to the long-term Applicable Federal Rate in effect as of the date of the Recapitalization Agreement, which was 4.15% per annum) were received.

On February 16, 2011, immediately after the Recapitalization was consummated, the Company issued 13,232,597 shares of common stock to an institutional investor (for $10,000) at a price of approximately $0.76 per share, and 940,000 shares of common stock to an accredited investor ($500) at a price of approximately $0.53 per share. The shares of common stock issued in such placements were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act. Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act.

On February 16, 2011, the Company issued a five year warrant for 100,000 shares with an exercise price of $0.80 per share to Berenson Investments LLC. Berenson & Company, LLC, an affiliate of Berenson Investments LLC, was the financial advisor to Sillerman in connection with the Recapitalization. On May 9, 2011, Berenson Investments LLC exercised the warrant and paid $80 for 100,000 shares of the Company’s common stock.

As part of the Recapitalization, the Company also issued 250,000 shares to J. Howard, Inc., an entity affiliated with Jack L. Howard, a director and officer of the Company prior to the Recapitalization, and its designees (which included former directors of the Company) in connection with partially extinguishing outstanding debt of $171 owed to J. Howard, Inc. The fair market value of the shares at issuance was $0.03 per share. The remaining debt of $163 was satisfied on February 15, 2011 by payment to J. Howard, Inc. in such amount. In addition, J. Howard, Inc. was paid $37 to be used for payment of expenses incurred in connection with the Recapitalization on behalf of the Company.

As part of the Recapitalization, the Company effectuated a 1 for 10 reverse split of its issued and outstanding common stock (the “Reverse Split”). The Reverse Split became effective on February 16, 2011. Under the terms of the Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-tenth of one share of common stock, without any action by the stockholder. Fractional shares were rounded up to the nearest whole share. All share and per share amounts have been restated to reflect the Reverse Split.

The newly recapitalized company changed its name to Function (X) Inc. effective as of the date of the Recapitalization and changed its name to Function(x) Inc. on June 22, 2011. It now conducts its business under the name Function(x) Inc., with the ticker symbol FNCX. We have two wholly-owned subsidiaries, Project Oda, Inc. and Viggle Inc, each a Delaware corporation.

The Company plans to develop, maintain, host and operate a suite of digital products that will leverage proprietary technology. The initial product will operate on a variety of connected devices such as smart phones, tablets, laptops, etc. We will target television audiences consuming broadcast, cable, online, satellite, time-shifted and on-demand content. We are targeting male and female consumers between the ages of 18-49 due to their television consumption habits and their use of smartphones and other connected devices. This audience may be targeted using traditional media techniques across online, broadcast and print media outlets.

We are planning an initial release of the product in early 2012 and will then roll out different versions of the product that work on a variety of mainstream mobile operating systems. Distribution of the product is intended to occur via regular online marketplaces for content and applications used by mainstream mobile operating systems, such as iTunes for iOS devices or the Android marketplace for devices using the Android operating system.

The initial product is a mobile application that will allow users to check into television shows. The application generates digital audio fingerprints of the television content that users are viewing. Those fingerprints are transmitted via mobile device and then matched against a database of digitized audio from television feeds, including commercials. To increase accuracy of a check-in match, these audio fingerprints are cross-referenced with commercially available television metadata. Users of the product can elect to have their check-in activity reflected within their social media news streams. Consumers will be awarded points for these content matches as well as for engaging with branded content delivered via the application, such as video, commercials, polls, quizzes and games. Users of the application will be able to redeem their points for a variety of incentives, including rewards, prizes and offers. Our initial product will be limited to participants who are 13 years of age or older.

The Company will earn revenues from the sale of advertising, providing marketing solutions and from e-commerce. The principal revenues will be derived from impression and engagement based advertising tied to viewing and engaging with television and other forms of branded content.

A beta version of the product is currently being tested by smartphone users who reflect the target demographic. While certain aspects of the product are currently functioning, we believe more testing and development is needed to ensure that the various components of the product are integrated effectively and that the audio matching technology developed by us is optimized for accuracy and fully integrates with metadata and our internal business systems.

We have hired personnel with diverse backgrounds in General Management in Digital Media and Entertainment, along with specialists in Product Development, Engineering, Marketing, Analytics, Sales and Business Development, and Human Resources, Finance and Legal for the purpose of furthering the business plan and building the first product.

Operations

We are creating a product that encourages consumer participation and active engagement through incentives and brand- and network-sponsored content. We intend to market our product through various channels, including online advertising, broad-based media (such as television and radio), as well as various strategic partnerships. We intend to utilize co-location facilities and the services of third-party cloud computing providers, more specifically, Amazon Web Services, to help us efficiently manage and operate certain aspects of our platform.

Like many applications, the Company’s initial product integrates into users’ existing social media networks, making it possible for users to share their activity with friends, family and followers. The social media experience within the Company’s product is important, but secondary to the core value proposition.

Revenue

Our plan for the initial product is to derive revenues from advertising programs and marketing solutions generated principally from two revenue sources, from television content providers and brand marketers. We will begin operations by offering a mobile device application that encourages consumers to engage with television content and branded entertainment from these partners. We expect to add revenues from e-commerce as well as second-screen tools and technology licensed to our network and marketing partners. Initially, we anticipate revenues to be generated substantially in the United States.

Seasonality

Our revenue is expected to exhibit a seasonal pattern that reflects variation in accordance with media and entertainment offerings and the desire of advertisers to try to influence consumers’ purchasing habits. A significant portion of our revenue will be based on advertising sales from a variety of brands and television networks. As a consequence, revenue is expected to vary modestly throughout the year as a result of regular retail, advertising and television seasonality. We believe revenues will be slowest in the third calendar quarter. Additionally, the growth in variable expenses associated with marketing, new product releases, consumer incentives, and advertising services will fluctuate with revenue, but not necessarily by the same percentage.

Recent Asset Purchase

On September 29, 2011 in furtherance of its business plan, the Company, through its wholly-owned subsidiary, Project Oda, Inc., purchased certain assets of Mobile Messaging Solutions, Inc.’s Watchpoints business. The consideration for such transaction consisted of $2,500 in cash and 200,000 shares of the Company’s common stock with a fair value of $8.00 per share on the date of the transaction. The Watchpoints business is involved in developing, selling, maintaining and improving an interactive broadcast television application utilizing audio recognition technology. The assets purchased, and the related value allocated to each, include intellectual property ($4,209) and certain computer-related equipment ($11). The intellectual property included patent filings for audio verification technology and the provision of value-added programming/services based on such verification and trademarks for the “Watchpoints” name. The value allocated to the intellectual property will be amortized over the expected useful life of the Company’s software product. The Company also paid Kai Buehler, the CEO of Watchpoints, a $300 finder’s fee, which was expensed in the current quarter, and appointed him as a full-time Senior Vice President of the Company.

2. Organization and Background

Formation and Former Business

The Company was incorporated in Delaware in July 1994 and had no operating business or full-time employees from December 1996 to 2000, when it acquired all of the outstanding Common Stock of Oaktree Systems, Inc. (“Oaktree”). Through Oaktree, the Company provided cost effective marketing solutions to organizations needing sophisticated information management tools. In December 2007, Marketing Data, Inc. acquired an 80% interest in Oaktree for $1 and the Company’s ownership interest in Oaktree was reduced to 20% of Oaktree’s outstanding Common Stock. On October 24, 2010, Oaktree repurchased the Company’s remaining 20% interest in Oaktree for $0.10. As a result, Marketing Data, Inc. owned 100% of the outstanding Common Stock of Oaktree. After the disposition of the Company’s interest in Oaktree and prior to the Recapitalization, the Company was not active and had no operating business. After the disposition of the Oaktree interest, the Company began to explore the redeployment of its existing assets by identifying and merging with or investing in one or more operating businesses. The Board of Directors approved the Recapitalization effecting such change.

The Recapitalization

As previously disclosed, on February 7, 2011, Function(x) Inc. (formerly Gateway Industries, Inc., the “Company”) entered into the Agreement and Plan of Recapitalization (the “Recapitalization Agreement”) by and among the Company, Sillerman Investment Company LLC, a Delaware limited liability company (“Sillerman”), and EMH Howard LLC, a New York limited liability company (“EMH Howard”).

Pursuant to the Recapitalization Agreement, Sillerman, together with other investors approved by Sillerman, invested in the Company by acquiring 120,000,000 newly issued shares of common stock of the Company in a private placement transaction at a price of $0.03 per share (on a post-split basis as described below), as a result of which Sillerman and the other investors acquired approximately 99% of the outstanding shares of common stock, with Sillerman (together with Robert F.X. Sillerman personally) directly or indirectly beneficially owning more than a majority of the outstanding shares of common stock. Upon consummation, the proceeds of the private placement of $3,600 ($220 in cash and $3,380 in five-year promissory notes with interest accruing at the annual rate equal to the long-term Applicable Federal Rate in effect as of the date of the Recapitalization Agreement, which was 4.15% per annum) were received.

On February 16, 2011, immediately after the Recapitalization was consummated, the Company issued 13,232,597 shares of common stock to an institutional investor (for $10,000) at a price of approximately $0.76 per share, and 940,000 shares of common stock to an accredited investor ($500) at a price of approximately $0.53 per share. The shares of common stock issued in such placements were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act. Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act.

On February 16, 2011, the Company issued a five year warrant for 100,000 shares with an exercise price of $0.80 per share to Berenson Investments LLC. Berenson & Company, LLC, an affiliate of Berenson Investments LLC, was the financial advisor to Sillerman in connection with the Recapitalization. On May 9, 2011, Berenson Investments LLC exercised the warrant and paid $80 for 100,000 shares of the Company’s common stock.

As part of the Recapitalization, the Company also issued 250,000 shares to J. Howard, Inc., an entity affiliated with Jack L. Howard, a director and officer of the Company prior to the Recapitalization, and its designees (which included former directors of the Company) in connection with partially extinguishing outstanding debt of $171 owed to J. Howard, Inc. The fair market value of the shares at issuance was $0.03 per share. The remaining debt of $163 was satisfied on February 15, 2011 by payment to J. Howard, Inc. in such amount. In addition, J. Howard, Inc. was paid $37 to be used for payment of expenses incurred in connection with the Recapitalization on behalf of the Company.

As part of the Recapitalization, the Company effectuated a 1 for 10 reverse split of its issued and outstanding common stock (the “Reverse Split”). The Reverse Split became effective on February 16, 2011. Under the terms of the Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-tenth of one share of common stock, without any action by the stockholder. Fractional shares were rounded up to the nearest whole share. All share and per share amounts have been restated to reflect the Reverse Split.

The newly recapitalized company changed its name to Function (X) Inc. effective as of the date of the Recapitalization and changed its name to Function(x) Inc. on June 22, 2011. It now conducts its business under the name Function(x) Inc., with the ticker symbol FNCX. We have two wholly-owned subsidiaries, Project Oda, Inc. and Viggle Inc, each a Delaware corporation.

The Company’s New Line of Business

The Company plans to hostdevelop, maintain, develophost and operate a suite of digital products that will leverage proprietary technology. The initial products will be delivered via mobile applications and websites, marketed to high value media consumers. In addition, the Company is developing and managing software and databases for the identification of multimedia content, commercials, and promotional information that will be used on multiple types of internet-connected devices. We will also use our software and databases to deliver highly targeted advertising and marketing solutions via digital services, initially on mobile phones and other handheld mobile devices. product will operate on a variety of connected devices such as smart phones, tablets, laptops, etc. We will target television audiences consuming broadcast, cable, online, satellite, time-shifted and on-demand content. We are targeting male and female consumers between the ages of 18-49 due to their television consumption habits and their use of smartphones and other connected devices. This audience may be targeted using traditional media techniques across online, broadcast and print media outlets.

The Company’s initial product design will be distributed on a variety of mainstream mobile operating systems. The products will verify user engagement of various forms of entertainment content through a real-time check-in process. The initial market for the product targets TV audiences across various channels and platforms: broadcast and cable networks, live, time-shifted and on-demand television, as well as online distribution of television programming. The Company’s consumer participation and engagement will be limited to participants who are 13 years of age or older.

The Beta product was delivered for usability testing in September and will undergo further testing in the fourth quarter of calendar 2011. The Company is targeting an initial release to be made in such quarter or early 2012. The national launch to a wider general audience is scheduled for 2012.

Since the Recapitalization and prior to the end of the fiscal year, the Company hired personnel with diverse backgrounds in General Management in Digital Media and Entertainment, along with specialists in Product Development, Engineering, Marketing, Analytics, Sales and Business Development, and Human Resources, Finance and Legal for the purpose of furthering the business plan and building the first product.

Operations

We are planning an initial release of the product in early 2012 and will then roll out different versions of the product that work on a variety of mainstream mobile operating systems. Distribution of the product is intended to occur via regular online marketplaces for content and applications used by mainstream mobile operating systems, such as iTunes for iOS devices or the Android marketplace for devices using the Android operating system.

The initial product is a mobile application that will allow users to check into television shows. The application generates digital audio fingerprints of the television content that users are viewing. Those fingerprints are transmitted via mobile device and then matched against a database of digitized audio from television feeds, including commercials. To increase accuracy of a check-in match, these audio fingerprints are cross-referenced with commercially available television metadata. Users of the product can elect to have their check-in activity reflected within their social media news streams. Consumers will be awarded points for these content matches as well as for engaging with branded content delivered via the application, such as video, commercials, polls, quizzes and games. Users of the application will be able to redeem their points for a variety of incentives, including rewards, prizes and offers. Our initial product will be limited to participants who are 13 years of age or older.

The Company will earn revenues from the sale of advertising, providing marketing solutions and from e-commerce. The principal revenues will be derived from impression and engagement based advertising tied to viewing and engaging with television and other forms of branded content.

A beta version of the product is currently being tested by smartphone users who reflect the target demographic. While certain aspects of the product are currently functioning, we believe more testing and development is needed to ensure that the various components of the product are integrated effectively and that the audio matching technology developed by us is optimized for accuracy and fully integrates with metadata and our internal business systems.

We have hired personnel with diverse backgrounds in General Management in Digital Media and Entertainment, along with specialists in Product Development, Engineering, Marketing, Analytics, Sales and Business Development, and Human Resources, Finance and Legal for the purpose of furthering the business plan and building the first product.

Operations

We are creating a social media experience around traditional media consumption that encourages consumer participation and active engagement through incentives, brand-sponsored content, and network-sponsored content. We intend to market our serviceWe are creating a product that encourages consumer participation and active engagement through incentives and brand- and network-sponsored content. We intend to market our product through various channels, including online advertising, broad-based media (such as television and radio), as well as various strategic partnerships. We intend to utilize co-location facilities and the services of third-party cloud computing providers, more specifically, Amazon Web Services, to help us efficiently manage and createoperate certain aspects of our platform.

Like many applications, the Company’s initial product integrates into users’ existing social media networks, making it possible for users to share their activity with friends, family and followers. The social media experience within the Company’s product is important, but secondary to the core value proposition.

Revenue

Our planOur plan for the initial product is to derive revenues from advertising programs and marketing solutions generated principally from two revenue streams, entertainment providers and brand advertiserssources, from television content providers and brand marketers. We will begin operations by offering a new social media experience to consumers to drive engagement with providers and brands through our digital mobile services, with focus on smartphone applicationsmobile device application that encourages consumers to engage with television content and branded entertainment from these partners. We expect to add revenues from e-commerce as well as second-screen tools and technology licensed to our network and marketing partners. Initially, we anticipate revenues to be generated substantially in the United States.

Seasonality

Our revenue is expected to exhibit a seasonal pattern that reflects variation in accordance with media and entertainment offerings and the desire of advertisers to try to influence consumers’ purchasing habits. A significant portion of our revenue will be based on advertising sales from a variety of brands and television networks. As a consequence, revenue is expected to vary modestly throughout the year, although we anticipate revenues to as a result of regular retail, advertising and television seasonality. We believe revenues will be slowest in the third calendar quarter. Additionally, the growth in variable expenses associated with marketing, new product releases, consumer incentives, and advertising services will fluctuate with revenue, but not necessarily by the same percentage.